Consolidated Statement of Income - CAD ($) $ in Millions		12 Months Ended
		Oct. 31, 2023		Oct. 31, 2022
Interest income
Loans	[1]	$ 45,043		$ 29,390
Securities	[1]	6,833		2,877
Securities purchased under resale agreements and securities borrowed	[1]	1,478		459
Deposits with financial institutions	[1]	3,470		832
Interest income	[1]	56,824		33,558
Interest expense
Deposits		35,650		12,794
Subordinated debentures		471		270
Other		2,416		2,379
Interest expenses		38,537		15,443
Net interest income		18,287		18,115
Non-interest income
Card revenues		778		779
Banking services fees		1,879		1,770
Credit fees		1,861		1,647
Mutual funds		2,127		2,269
Brokerage fees		1,117		1,125
Investment management and trust		1,029		999
Underwriting and advisory fees		554		543
Non-trading foreign exchange		911		878
Trading revenues		1,580		1,791
Net gain on sale of investment securities		129		74
Net income from investments in associated corporations		153		268
Insurance underwriting income, net of claims		482		433
Other fees and commissions		1,072		650
Other		348		75
Total non-interest income		14,020		13,301
Total revenue		32,307		31,416
Provision for credit losses		3,422		1,382
Profit from operating activity		28,885		30,034
Non-interest expenses
Salaries and employee benefits		9,596		8,836
Premises and technology		2,659		2,424
Depreciation and amortization		1,820	[2]	1,531	[3]
Communications		395		361
Advertising and business development		576		480
Professional		780		826
Business and capital taxes		634		541
Other		2,671		2,103
Total non-interest expenses		19,131		17,102
Income before taxes		9,754		12,932
Income tax expense	[4]	2,226		2,758
Net income		7,528		10,174
Net income attributable to non-controlling interests in subsidiaries		118		258
Net income attributable to equity holders of the Bank		7,410		9,916
Preferred shareholders and other equity instrument holders		419		260
Common shareholders		$ 6,991		$ 9,656
Earnings per common share (in dollars)
Basic	[5]	$ 5.84		$ 8.05
Diluted	[5]	5.78		8.02
Dividends paid per common share (in dollars)		$ 4.18		$ 4.06

[1]	Includes interest income on financial assets measured at amortized cost and FVOCI, calculated using the effective interest method, of $54,824 for the year ended October 31, 2023 (October 31, 2022 – $32,573).
[2]	Includes impairment charge of software and other intangible assets in the Other segment.
[3]	Prior period amounts have been restated to conform with current period presentation.
[4]	The federal statutory income tax rate increased by 1.5% due to the enactment of certain federal budget measures announced in 2022.
[5]	Earnings per share calculations are based on full dollar and share amounts.